Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,431	$ 1,840
Input taxes receivable	427	486
Input taxes payable	79	176
Other receivables	233	0
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group	252	260
Financial assets and liabilities held at fair value through profit or loss [member] | Other derivative contracts [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets and liabilities	0	121
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 119	$ 72